Financing Liabilities - The Changes in Liabilities Arising from Financing Activities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		¥ 10,507,712	¥ 8,046,402	¥ 8,459,950
Cash flows from financing activities		1,413,462	1,493,986	(1,046,886)
Cash flows from operating activities		(35,007)	(36,665)	(8,641)
Non-cash changes, Acquisitions		76,919	92,612	79,202
Non-cash changes, Changes in foreign currency exchange rates		(181,812)	949,591	494,202
Non-cash changes, Changes in fair value		2,532	(32,957)	85,721
Non-cash changes, Other		525	(5,257)	(17,146)
Changes in liabilities arising from financing activities, ending balance		11,784,331	10,507,712	8,046,402
Short-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		1,516,847	1,365,775	906,543
Cash flows from financing activities		340,693	(24,382)	442,534
Cash flows from operating activities		0
Non-cash changes, Acquisitions		0
Non-cash changes, Changes in foreign currency exchange rates		(30,130)	177,888	27,055
Non-cash changes, Changes in fair value		0
Non-cash changes, Other		2,494	(2,434)	(10,357)
Changes in liabilities arising from financing activities, ending balance		1,829,904	1,516,847	1,365,775
Long-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		8,646,710	6,299,393	7,196,013
Cash flows from financing activities		1,119,418	1,593,898	(1,356,965)
Cash flows from operating activities
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates		(149,634)	751,082	459,754
Non-cash changes, Changes in fair value
Non-cash changes, Other		4,869	2,337	591
Changes in liabilities arising from financing activities, ending balance		9,621,363	8,646,710	6,299,393
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		332,406	315,958	318,758
Cash flows from financing activities		(78,137)	(80,513)	(78,297)
Cash flows from operating activities
Non-cash changes, Acquisitions		76,919	92,612	79,202
Non-cash changes, Changes in foreign currency exchange rates		(1,427)	9,509	3,675
Non-cash changes, Changes in fair value
Non-cash changes, Other		(6,838)	(5,160)	(7,380)
Changes in liabilities arising from financing activities, ending balance		322,923	332,406	315,958
Derivative financial liabilities (assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	[1]	11,749	65,276	38,636
Cash flows from financing activities	[1]	31,488	4,983	(54,158)
Cash flows from operating activities	[1]	(35,007)	(36,665)	(8,641)
Non-cash changes, Acquisitions	[1]
Non-cash changes, Changes in foreign currency exchange rates	[1]	(621)	11,112	3,718
Non-cash changes, Changes in fair value	[1]	2,532	(32,957)	85,721
Non-cash changes, Other	[1]
Changes in liabilities arising from financing activities, ending balance	[1]	¥ 10,141	¥ 11,749	¥ 65,276

[1]	Derivative financial liabilities (assets) are held by the Company and its finance subsidiaries to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.